UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Cedar Ridge Unconstrained Credit Fund

(Investor Class: CRUPX)

(Institutional Class: CRUMX)

SEMI-ANNUAL REPORT

APRIL 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker- dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (855) 550-5090 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (855) 550-5090 if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Manager Series Trust II’s Funds you hold directly or through your financial intermediary, as applicable.

Cedar Ridge Unconstrained Credit Fund

A series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Statement of Cash Flows	13
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information	27
Expense Example	31

This report and the financial statements contained herein are provided for the general information of the shareholders of the Cedar Ridge Unconstrained Credit Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.cedarridgepartners.com

Cedar Ridge Unconstrained Credit Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Principal Amount		Value
BANK LOANS – 0.0%
$368,837	SquareTwo Financial Corp. 11.000%(US LIBOR+ 1,000 basis points), 5/24/2019*, 1, 2, 3, 4, 5	$—
	TOTAL BANK LOANS (Cost $494,540)	—

Number of Shares
	COMMON STOCKS – 0.0%
	ENERGY – 0.0%
6,978	CHC Group LLC*, 3, 6	27,912
256	Midstates Petroleum Co., Inc.*	3,269
		31,181
	TOTAL COMMON STOCKS (Cost $404,233)	31,181

Principal Amount
	CORPORATE BONDS – 32.4%
	COMMUNICATIONS – 6.2%
$1,300,000	Consolidated Communications, Inc. 6.500%, 10/1/2022[7]	1,233,375
1,500,000	Gogo, Inc. 3.750%, 3/1/2020[8,9]	1,496,250
1,500,000	Lee Enterprises, Inc. 9.500%, 3/15/2022[7,9,10]	1,535,625
500,000	Uniti Group Inc / CSL Capital LLC 8.250%, 10/15/2023[7,9]	465,625
		4,730,875
	CONSUMER DISCRETIONARY – 4.3%
5,000,000	Bon-Ton Department Stores, Inc. 8.000%, 6/15/2021*, 2, 7, 9	450,000
750,000	General Motors Co. 5.200%, 4/1/2045[9]	703,171
500,000	Golden Nugget, Inc. 6.750%, 10/15/2024[7,9,10]	511,250
1,500,000	JC Penney Corp., Inc. 5.875%, 7/1/2023[7,9,10]	1,282,500
300,000	Resorts World Las Vegas LLC / RWLV Capital, Inc. 4.625%, 4/16/2029[7,10]	297,560
		3,244,481
	CONSUMER STAPLES – 2.2%
2,000,000	Rite Aid Corp. 6.125%, 4/1/2023[7,9,10]	1,700,000

Cedar Ridge Unconstrained Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY – 6.9%
$1,000,000	CHC Group LLC / CHC Finance Ltd. (Cayman Islands) 0.000%, 10/1/2020*, 6, 8, 9	$300,000
1,505,000	Energy Transfer Operating LP 6.625%(LIBOR 3 Month+ 416 basis points), N/A7, 9, 11, 12	1,429,750
1,500,000	EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, 5/1/2024[7,9,10]	555,000
750,000	Midstates Petroleum Co., Inc. Escrow 0.000%, 6/1/2021*, 2, 3, 4, 9	—
1,500,000	NGPL PipeCo LLC 7.768%, 12/15/2037[9,10]	1,841,250
1,000,000	Transocean Poseidon Ltd. (Cayman Islands) 6.875%, 2/1/2027[6,7,9,10]	1,065,000
		5,191,000
	FINANCIALS – 3.5%
1,000,000	Ally Financial, Inc. 8.000%, 11/1/2031[9]	1,280,000
1,425,000	Kimco Realty Corp. 4.250%, 4/1/2045[7,9]	1,353,633
		2,633,633
	INDUSTRIALS – 3.5%
1,000,000	Ashtead Capital, Inc. 4.375%, 8/15/2027[7,9,10]	982,500
1,500,000	Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.500%, 4/15/2021[7,9]	1,451,250
548,153	Eletson Holdings, Inc. / Eletson Finance U.S. LLC / Agathonissos Finance LLC 9.625%, 1/15/2022[6,7,9,11]	204,187
		2,637,937
	MATERIALS – 2.5%
500,000	CF Industries, Inc. 4.500%, 12/1/2026[9,10]	508,837
1,000,000	Ferroglobe PLC / Globe Specialty Metals, Inc. (United Kingdom) 9.375%, 3/1/2022[6,7,9,10]	880,000
500,000	Kaiser Aluminum Corp. 5.875%, 5/15/2024[7,9]	517,500
		1,906,337
	TECHNOLOGY – 1.2%
1,000,000	Rackspace Hosting, Inc. 8.625%, 11/15/2024[7,9,10]	932,500

	UTILITIES – 2.1%
1,000,000	Pacific Gas & Electric Co. 6.050%, 3/1/2034*, 2, 9	1,037,500

Cedar Ridge Unconstrained Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$500,000	Southern California Edison Co. 4.875%, 3/1/2049[7,9]	$530,346
1,000,000	Texas Competitive Electric Holdings Co, LLC Escrow 0.000%, 10/1/2020*, 2, 3, 9	4,000
		1,571,846
	TOTAL CORPORATE BONDS (Cost $27,033,614)	24,548,609

	MUNICIPAL BONDS – 108.4%
	AIRPORT – 10.4%
750,000	California Municipal Finance Authority 5.000%, 12/31/2043[7]	856,253
1,000,000	Chicago O'Hare International Airport 5.000%, 1/1/2048[7,9]	1,149,800
2,275,000	New Jersey Economic Development Authority 5.250%, 9/15/2029[7,9]	2,481,593
1,000,000	New York Transportation Development Corp. 5.000%, 1/1/2036[7,9]	1,155,700
2,050,000	5.250%, 1/1/2050[7,9]	2,238,579
		7,881,925
	DEVELOPMENT – 20.1%
1,850,000	Brooklyn Arena Local Development Corp. 5.000%, 7/15/2042[7,9]	2,066,302
1,200,000	California Municipal Finance Authority 5.000%, 5/15/2048[7,9]	1,364,520
	California Pollution Control Financing Authority
3,100,000	8.000%, 7/1/2039[7,9,10]	3,359,966
2,600,000	7.500%, 12/1/2040[7,9,10]	2,580,552
1,000,000	Clayton County Development Authority 8.750%, 6/1/2029[7,9]	1,071,530
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority 6.500%, 11/1/2035[7,9]	1,063,260
2,235,000	Mississippi Development Bank 6.875%, 12/1/2040[7,9]	2,647,246
1,000,000	Public Finance Authority 6.375%, 1/1/2048[7,9,10]	1,057,010
		15,210,386
	GENERAL – 18.0%
1,000,000	Central Plains Energy Project 5.000%, 9/1/2042[9]	1,256,050

Cedar Ridge Unconstrained Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GENERAL (Continued)
$800,000	Long Beach Bond Finance Authority 5.500%, 11/15/2037[9]	$1,060,552
1,000,000	M-S-R Energy Authority 6.125%, 11/1/2029[9]	1,247,050
	Main Street Natural Gas, Inc.
500,000	5.000%, 5/15/2043[7,9]	569,480
1,500,000	5.000%, 5/15/2049[9]	1,876,620
4,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue 2.300%, 5/1/2034[7,9,11]	4,000,000
1,675,000	Public Authority for Colorado Energy 6.500%, 11/15/2038[9]	2,495,515
400,000	Puerto Rico Public Finance Corp. 5.500%, 8/1/2031*, 2, 7, 9	23,000
1,250,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 5.000%, 7/1/2058[7,9]	1,103,875
		13,632,142
	GENERAL OBLIGATION – 9.3%
4,000,000	City of New York NY 2.290%, 4/1/2042[7,9,11]	4,000,000
3,000,000	County of Clark N.V. 2.450%, 7/1/2027[7,9,11]	3,000,000
		7,000,000
	HIGHER EDUCATION – 3.6%
1,200,000	Massachusetts Development Finance Agency 5.000%, 7/1/2044[7,9]	1,310,292
	New York State Dormitory Authority
200,000	5.000%, 7/1/2031[7,9]	235,308
1,000,000	5.000%, 8/1/2035[7,9]	1,162,040
		2,707,640
	MEDICAL – 10.1%
4,000,000	County of Utah UT 2.150%, 5/15/2051[7,9,11]	4,000,000
1,000,000	Duluth Economic Development Authority 5.250%, 2/15/2053[7,9]	1,146,270
500,000	Louisiana Public Facilities Authority 5.000%, 5/15/2046[7,9]	562,090
750,000	Oklahoma Development Finance Authority 5.500%, 8/15/2057[7,9]	860,175
1,000,000	Westchester County Local Development Corp. 5.000%, 11/1/2046[7,9]	1,098,110
		7,666,645

Cedar Ridge Unconstrained Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MULTI-FAMILY HOUSING – 1.8%
$1,250,000	California Community Housing Agency 5.000%, 4/1/2049[7,10]	$1,328,275

	POWER – 4.0%
	Puerto Rico Electric Power Authority
865,000	5.000%, 7/1/2029*, 2, 7, 9	698,488
650,000	6.750%, 7/1/2036*, 2, 7, 9	531,375
925,000	5.250%, 7/1/2040*, 2, 7, 9	749,250
1,290,000	5.000%, 7/1/2042*, 2, 7, 9	1,041,675
		3,020,788
	TOBACCO SETTLEMENT – 3.2%
	Buckeye Tobacco Settlement Financing Authority
500,000	5.125%, 6/1/2024*, 2, 7, 9	469,605
500,000	5.875%, 6/1/2047*, 2, 7, 9	473,750
750,000	Northern Tobacco Securitization Corp. 5.000%, 6/1/2046[7,9]	731,925
700,000	Westchester Tobacco Asset Securitization 5.000%, 6/1/2041[7,9]	745,913
		2,421,193
	TRANSPORTATION – 12.1%
1,300,000	Buffalo & Fort Erie Public Bridge Authority 5.000%, 1/1/2047[7,9]	1,489,046
1,650,000	Foothill-Eastern Transportation Corridor Agency 6.000%, 1/15/2049[7,9]	1,930,187
675,000	Kentucky Public Transportation Infrastructure Authority 5.750%, 7/1/2049[7,9]	736,067
	Texas Private Activity Bond Surface Transportation Corp.
500,000	7.000%, 12/31/2038[7,9]	585,950
1,530,000	6.750%, 6/30/2043[7,9]	1,770,730
	Virginia Small Business Financing Authority
1,200,000	5.500%, 1/1/2042[7,9]	1,295,892
1,250,000	5.000%, 12/31/2052[7,9]	1,366,275
		9,174,147
	UTILITIES – 2.7%
2,000,000	Orlando Utilities Commission 2.380%, 10/1/2033[7,9,11]	2,000,000

	WATER – 13.1%
	County of Jefferson AL Sewer Revenue
1,100,000	0.00%, 10/1/2046*, 7, 9	1,017,236
2,500,000	6.500%, 10/1/2053[7,9]	2,962,000
4,000,000	New York City Water & Sewer System 2.300%, 6/15/2049[7,9,11]	4,000,000

Cedar Ridge Unconstrained Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WATER (Continued)
$1,955,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority 5.750%, 7/1/2037*, 2, 7, 9	$1,962,331
		9,941,567
	TOTAL MUNICIPAL BONDS (Cost $78,400,044)	81,984,708

Number of Shares
	RIGHTS – 0.0%
17,126	Vistra Energy Corp.[4]	12,673

	TOTAL RIGHTS (Cost $ —)	12,673

	WARRANTS – 0.0%
	ENERGY – 0.0%
2,477	Midstates Petroleum Co., Inc.*, 3, 4, 9	—

	TOTAL WARRANTS (Cost $ —)	—

	SHORT-TERM INVESTMENTS – 5.9%
4,449,094	Fidelity Investments Money Market Funds Government Portfolio - Institutional Class, 2.28%[13]	4,449,094
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,449,094)	4,449,094

	TOTAL INVESTMENTS – 146.7% (Cost $110,781,525)	111,026,265
	Liabilities in Excess of other assets – (46.7)%	(35,357,763)

	TOTAL NET ASSETS – 100.0%	$75,668,502

Principal Amount
	SECURITIES SOLD SHORT – (47.7)%
	CORPORATE BONDS – (22.8)%
	COMMUNICATIONS – (3.9)%
$(1,000,000)	AT&T, Inc. 4.750%, 5/15/2046[7]	(992,888)
(1,000,000)	Netflix, Inc. 5.875%, 2/15/2025	(1,080,000)
(1,000,000)	TWDC Enterprises 18 Corp. 1.850%, 7/30/2026	(925,909)
		(2,998,797)

Cedar Ridge Unconstrained Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Principal Amount		Value
	SECURITIES SOLD SHORT (Continued)
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY – (6.4)%
$(1,000,000)	Brinker International, Inc. 5.000%, 10/1/2024[7,10]	$(997,500)
(1,000,000)	Carvana Co. 8.875%, 10/1/2023[7,10]	(1,045,000)
(1,000,000)	Delphi Technologies PLC (Jersey) 5.000%, 10/1/2025[6,10]	(917,500)
(1,000,000)	Ford Motor Co. 4.750%, 1/15/2043	(849,744)
(1,000,000)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.500%, 3/1/2025[7,10]	(1,012,500)
		(4,822,244)
	CONSUMER STAPLES – (6.1)%
(1,000,000)	Coty, Inc. 6.500%, 4/15/2026[7,10]	(986,250)
(1,500,000)	Edgewell Personal Care Co. 4.700%, 5/24/2022	(1,548,750)
(500,000)	General Mills, Inc. 4.550%, 4/17/2038[7]	(503,774)
(1,500,000)	Keurig Dr Pepper, Inc. 4.985%, 5/25/2038[7,10]	(1,550,969)
		(4,589,743)
	FINANCIALS – (2.6)%
(1,000,000)	Citigroup, Inc. 3.400%, 5/1/2026	(999,510)
(1,000,000)	Navient Corp. 5.875%, 10/25/2024	(1,005,000)
		(2,004,510)
	HEALTH CARE – (0.7)%
(500,000)	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.750%, 12/1/2026[7,10]	(521,875)

	MATERIALS – (2.0)%
(1,500,000)	INEOS Group Holdings S.A. (Luxembourg) 5.625%, 8/1/2024[6,7,10]	(1,507,500)

	TECHNOLOGY – (1.1)%
(750,000)	Apple, Inc. 4.450%, 5/6/2044	(809,781)
	TOTAL CORPORATE BONDS (Proceeds $16,826,695)	(17,254,450)

Cedar Ridge Unconstrained Credit Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Principal Amount		Value
	SECURITIES SOLD SHORT (Continued)
	U.S. TREASURY SECURITIES – (24.9)%
$(4,000,000)	United States Treasury Bond 3.000%, 2/15/2047	$(4,057,344)
	United States Treasury Note
(7,000,000)	1.750%, 6/30/2022	(6,896,911)
(2,000,000)	2.250%, 1/31/2024	(1,996,796)
(6,000,000)	2.250%, 2/15/2027	(5,919,138)

	TOTAL U.S. TREASURY SECURITIES (Proceeds $19,130,158)	(18,870,189)

	TOTAL SECURITIES SOLD SHORT (Proceeds $35,956,853)	$(36,124,639)

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.
[1]	Floating rate security.
[2]	Security is in default.
[3]	Illiquid security, represents 0.04% of Net Assets. The total value of these securities is $31,912.
[4]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.02% of Net Assets. The total value of these securities is $12,673.
[5]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Callable.
[8]	Convertible security.
[9]	All or a portion of this security is segregated as collateral for securities sold short.
[10]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $28,956,919 which represents 38.3% of Net Assets.
[11]	Variable rate security.
[12]	Perpetual security. Maturity date is not applicable.
[13]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund

SUMMARY OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans	0.0%
Common Stocks
Energy	0.0%
Total Common Stocks	0.0%
Corporate Bonds
Energy	6.9%
Communications	6.2%
Consumer Discretionary	4.3%
Industrials	3.5%
Financials	3.5%
Materials	2.5%
Consumer Staples	2.2%
Utilities	2.1%
Technology	1.2%
Total Corporate Bonds	32.4%
Municipal Bonds
Development	20.1%
General	18.0%
Water	13.1%
Transportation	12.1%
Airport	10.4%
Medical	10.1%
General Obligation	9.3%
Power	4.0%
Higher Education	3.6%
Tobacco Settlement	3.2%
Utilities	2.7%
Multi-Family Housing	1.8%
Total Municipal Bonds	108.4%
Rights	0.0%
Warrants
Energy	0.0%
Total Warrants	0.0%
Short-Term Investments	5.9%
Total Investments	146.7%
Liabilities in Excess of other assets	(46.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $110,781,525)	$111,026,265
Cash deposited with brokers for securities sold short	1,180,986
Receivables:
Investment securities sold	131,563
Fund shares sold	42,066
Dividends and interest	1,410,501
Prepaid expenses	16,840
Total assets	113,808,221

Liabilities:
Securities sold short, at value (proceeds $35,956,853)	36,124,639
Payables:
Investment securities purchased	1,369,822
Fund shares redeemed	31,389
Advisory fees	165,622
Shareholder servicing fees (Note 7)	9,981
Distribution fees (Note 8)	2,003
Interest on securities sold short	317,600
Interest expense	58,780
Fund accounting and administration fees	13,466
Trustees' deferred compensation (Note 3)	9,568
Transfer agent fees and expenses	9,135
Auditing fees	7,460
Custody fees	5,839
Chief Compliance Officer fees	2,804
Accrued other expenses	11,611
Total liabilities	38,139,719

Net Assets	$75,668,502

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$76,031,866
Total accumulated deficit	(363,364)
Net Assets	$75,668,502

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$10,161,184
Shares of beneficial interest issued and outstanding	937,716
Offering and redemption price per share	$10.84

Institutional Class Shares:
Net assets applicable to shares outstanding	$65,507,318
Shares of beneficial interest issued and outstanding	6,041,178
Offering and redemption price per share	$10.84

See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2019 (Unaudited)

Investment Income:
Interest	$2,080,749
Dividends	659
Total investment income	2,081,408

Expenses:
Interest on securities sold short	676,218
Advisory fees	367,054
Interest expense	355,627
Fund accounting and administration fees	64,270
Shareholder servicing fees (Note 7)	36,704
Transfer agent fees and expenses	21,570
Registration fees	19,545
Shareholder reporting fees	13,423
Distribution fees (Note 8)	13,145
Trustees' fees and expenses	9,587
Legal fees	8,492
Auditing fees	7,439
Chief Compliance Officer fees	7,148
Miscellaneous	2,464
Custody fees	2,267
Insurance fees	2,032
Total expenses	1,606,985
Advisory fees waived	(47,662)
Fees paid indirectly (Note 3)	(4,129)
Net expenses	1,555,194
Net investment income	526,214

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(462,349)
Securities sold short	248,221
Net realized loss	(214,128)
Net change in unrealized appreciation/depreciation on:
Investments	3,124,885
Securities sold short	(2,576,201)
Net change in unrealized appreciation/depreciation	548,684
Net realized and unrealized gain	334,556

Net Increase in Net Assets from Operations	$860,770

See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$526,214	$1,187,558
Net realized gain (loss) on investments and securities sold short	(214,128)	789,023
Net change in unrealized appreciation/depreciation on investments and securities sold short	548,684	1,647,112
Net increase in net assets resulting from operations	860,770	3,623,693

Distributions to Shareholders:
Investor Class	(254,501)	(527,827)
Institutional Class	(1,513,581)	(1,819,312)
Total distributions to shareholders	(1,768,082)	(2,347,138)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	2,432,877	5,792,986
Institutional Class	10,560,969	26,270,294
Reinvestment of distributions:
Investor Class	254,241	527,702
Institutional Class	1,508,632	1,803,565
Cost of shares redeemed:
Investor Class	(4,381,823)	(17,238,327)
Institutional Class[1]	(12,038,580)	(30,240,937)
Net decrease in net assets from capital transactions	(1,663,684)	(13,084,717)

Total decrease in net assets	(2,570,996)	(11,808,162)

Net Assets:
Beginning of period	78,239,498	90,047,660
End of period	$75,668,502	$78,239,498

Capital Share Transactions:
Shares sold:
Investor Class	227,208	533,141
Institutional Class	985,563	2,434,498
Shares reinvested:
Investor Class	24,130	49,816
Institutional Class	143,033	169,169
Shares redeemed:
Investor Class	(412,266)	(1,621,803)
Institutional Class	(1,121,847)	(2,809,491)
Net decrease in capital share transactions	(154,179)	(1,244,670)

[1]	Net of redemption fee proceeds of $0, and $136, respectively. The Fund no longer charges a redemption fee

See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund

STATEMENT OF CASH FLOWS

For the Six Months Ended April 30, 2019 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$860,770
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term portfolio investments	(29,263,249)
Sales of long-term portfolio investments	29,112,178
Proceeds from securities sold short	2,710,585
Cover short securities	(9,924,196)
Sales of short-term investments, net	945,312
Decrease in investment securities sold receivable	2,037,168
Increase in dividends and interest receivable	(145,729)
Decrease in prepaid expenses	2,419
Increase in investment securities purchased	1,369,822
Increase in advisory fees	101,045
Decrease in interest on securities sold short	(72,257)
Decrease in accrued expenses	(49,961)
Net amortization on investments	218,274
Net realized loss	214,128
Net change in unrealized appreciation/depreciation	(548,684)
Net cash used for operating activities	(2,432,375)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	12,971,780
Cost of shares redeemed	(16,389,014)
Dividends paid to shareholders, net of reinvestments	(5,209)
Net cash used for financing activities	(3,422,443)

Net decrease in cash	(5,854,818)

Cash and cash equivalents:
Beginning cash balance	1,018,126
Beginning cash held at broker	6,017,678
Total beginning cash and cash equvialents	7,035,804

Ending cash balance	–
Ending cash held at broker	1,180,986
Total ending cash and cash equivalents	$1,180,986

Non cash financing activities not included herein consist of $1,762,873 of reinvested dividends.

See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,	For the Period December 1, 2016 through October 31,	For the Year Ended November 30,		For the Period December 12, 2013** through November 30,
	(Unaudited)	2018	2017*	2016	2015	2014

Net asset value, beginning of period	$10.96	$10.74	$10.68	$10.48	$10.93	$10.00
Income from Investment Operations:
Net investment income[1]	0.06	0.15	0.20	0.23	0.24	0.23
Net realized and unrealized gain (loss)	0.07	0.37	0.25	0.21	(0.46)	0.84
Total from investment operations	0.13	0.52	0.45	0.44	(0.22)	1.07

Less Distributions:
From net investment income	(0.25)	(0.26)	(0.25)	(0.24)	(0.23)	(0.14)
From net realized gains	–	(0.04)	(0.14)	–	–	–
Total distributions	(0.25)	(0.30)	(0.39)	(0.24)	(0.23)	(0.14)

Redemption fee proceeds[1]	–	–	– [2]	– [2]	– [2]	–

Net asset value, end of period	$10.84	$10.96	$10.74	$10.68	$10.48	$10.93

Total return	1.23%[3]	4.93%	4.28%[3]	4.17%	(2.04)%	10.68%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,161	$12,044	$22,964	$18,206	$5,627	$5,943

Ratio of expenses to average net assets:
(including interest expense and interest on securities sold short)
Before fees waived[5]	4.59%[4]	5.43%	4.60%[4]	4.51%	4.08%	4.12%[4]
After fees waived[5]	4.45%[4]	5.20%	4.40%[4]	4.18%	3.72%	3.08%[4]
Ratio of net investment income to average net assets:
(including interest expense and interest on securities sold short)
Before fees waived	1.08%[4]	1.13%	1.78%[4]	1.77%	1.86%	1.17%[4]
After fees waived	1.22%[4]	1.36%	1.98%[4]	2.10%	2.22%	2.21%[4]

Portfolio turnover rate	23%[3]	63%	69%[3]	70%	64%	95%[3]

*	Fiscal year end changed to October 31, effective October 17, 2017.
**	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 2.81% for the six months ended April 30, 2019, 3.56% for the year ended October 31, 2018, 2.76% for the period December 1, 2016 through October 31, 2017, and by 2.54%, 2.08%, and 1.44% for the periods ended November 30, respectively.

See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,	For the Period December 1, 2016 through October 31,	For the Year Ended November 30,		For the Period December 12, 2013** through November 30,
	(Unaudited)	2018	2017*	2016	2015	2014

Net asset value, beginning of period	$10.97	$10.75	$10.68	$10.48	$10.93	$10.00
Income from Investment Operations:
Net investment income[1]	0.08	0.17	0.22	0.25	0.26	0.26
Net realized and unrealized gain (loss)	0.05	0.38	0.27	0.21	(0.45)	0.82
Total from investment operations	0.13	0.55	0.49	0.46	(0.19)	1.08

Less Distributions:
From net investment income	(0.26)	(0.29)	(0.28)	(0.26)	(0.26)	(0.15)
From net realized gains	–	(0.04)	(0.14)	–	–	–
Total distributions	(0.26)	(0.33)	(0.42)	(0.26)	(0.26)	(0.15)

Redemption fee proceeds[1]	–	– [2]	– [2]	– [2]	– [2]	– [2]

Net asset value, end of period	$10.84	$10.97	$10.75	$10.68	$10.48	$10.93

Total return	1.26%[3]	5.20%	4.63%[3]	4.41%	(1.80)%	10.83%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$65,508	$66,195	$67,084	$57,555	$44,465	$34,447

Ratio of expenses to average net assets:
(including interest expense and interest on securities sold short)
Before fees waived[5]	4.34%[4]	5.18%	4.35%[4]	4.26%	3.83%	3.87%[4]
After fees waived[5]	4.20%[4]	4.95%	4.15%[4]	3.93%	3.47%	2.83%[4]
Ratio of net investment income to average net assets:
(including interest expense and interest on securities sold short)
Before fees waived	1.33%[4]	1.38%	2.03%[4]	2.02%	2.11%	1.42%[4]
After fees waived	1.47%[4]	1.61%	2.23%[4]	2.35%	2.47%	2.46%[4]

Portfolio turnover rate	23%[3]	63%	69%[3]	70%	64%	95%[3]

*	Fiscal year end changed to October 31, effective October 17, 2017.
**	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 2.81% for the six months ended April 30, 2019, 3.56% for the year ended October 31, 2018, 2.76% for the period December 1, 2016 through October 31, 2017, and by 2.54%, 2.08%, and 1.44% for the periods ended November 30, respectively.

See accompanying Notes to Financial Statements.

Cedar Ridge Unconstrained Credit Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2019 (Unaudited)

Note 1 – Organization

Cedar Ridge Unconstrained Credit Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek capital appreciation and income. The Fund commenced investment operations on December 12, 2013, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a)	Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in an open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b)	Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Cedar Ridge Unconstrained Credit Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

(c)	Municipal Bonds

Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). Municipal bonds may be issued as taxable securities, or as federally tax-exempt securities. States, possessions, territories and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works, gas, and electric utilities. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality. In addition, certain types of “private activity” bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

(d)	Investment Transactions, Investment Income and Expenses

Investment transactions for the Fund and the Trading Entities are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms. At April 30, 2019, such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also, in conjunction with the use of short sales, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At April 30, 2019, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

Cedar Ridge Unconstrained Credit Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

(e)	Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended April 30, 2019, and as of the year ended October 31, 2018 and as of and during the period December 1, 2016 through October 31, 2017 and as of and during the open tax year ended November 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f)	Distributions to Shareholders

The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Cedar Ridge Partners, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.00% of the Fund’s average daily net assets.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N- 1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.64% of the average daily net assets of Investor Class shares of the Fund and 1.39% of the average daily net assets of Institutional Class shares of the Fund. This agreement is in effect until February 29, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees.

Cedar Ridge Unconstrained Credit Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

On January 25, 2019, the Advisor entered into an agreement pursuant to which substantially all of Cedar Ridge’s assets were acquired by Shelton Capital Management (“Shelton”), a registered investment advisor (the “Transaction”). Under the Investment Company Act of 1940, as amended, the Transaction resulted in an assignment and termination of the investment advisory agreement between Cedar Ridge and the Trust, on behalf of the Fund. In anticipation of the Transaction and these related events, the Board of Trustees of the Trust (the “Board”), at a meeting held on January 24, 2019, considered and approved a new investment advisory agreement between the Trust and Shelton with respect to the Fund (the “New Agreement”), pursuant to which Shelton would become the investment advisor for the Fund, effective on January 25, 2019, the closing date of the Transaction. The Fund’s investment objective, strategies, advisory fee, and expense cap, as well as the day-to-day management of the Fund will not change as a result of the Transaction.

In addition to approving the New Agreement, the Board also approved the submission of a proposal to the Fund’s shareholders to approve the New Agreement with respect to the Fund. The New Agreement is effective for 150 days from the closing of the Transaction, unless approved by shareholders of the Fund, in which case the New Agreement will remain in effect for a two-year period. A special meeting of Fund shareholders has been called to consider and vote on the New Agreement.

For the six months ended April 30, 2019, the Advisor waived a portion of its advisory fees totaling $47,662. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At April 30, 2019, the amount of these potentially recoverable expenses was $589,768. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

November 30, 2019	$206,323
October 31, 2020	166,929
October 31, 2021	168,854
October 31, 2022	47,662
Total	$589,768

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2019 are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution- related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended April 30, 2019, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations. A portion of the fees were paid by the Trust’s Co-Administrators. Such amount is shown as a reduction of expenses, “Fees paid indirectly”, on the Statements of Operations.

Cedar Ridge Unconstrained Credit Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

The Fund's Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund's liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended April 30, 2019, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At April 30, 2019, gross unrealized appreciation and depreciation on investments and securities sold short, based on cost for federal income tax purposes were as follows:

Cost of investments	$74,839,136

Gross unrealized appreciation	$4,724,889
Gross unrealized depreciation	(4,662,399)

Net unrealized appreciation on investments	$62,490

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of October 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed tax-exempt income	1,030,142
Undistributed long-term capital gains	-
Accumulated earnings	1,030,142

Accumulated capital losses	-
Unrealized appreciation on securities sold short	2,408,415
Unrealized depreciation on investments	(2,894,609)
Total accumulated earnings	$543,948

Cedar Ridge Unconstrained Credit Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

The tax character of the distribution paid during the fiscal year ended October 31, 2018, and the period ended October 31, 2017, and the fiscal year ended November 30, 2016 were as follows:

Distributions paid from:	2018	2017	2016
Ordinary income	$329,464	$994,531	$121,528
Net long-term capital gains	1,928	14,074	-
Total taxable distributions	$331,392	$1,008,605	$121,528

Tax-exempt distributions	2,015,746	2,221,511	1,294,887
Total distributions paid	$2,347,138	$3,230,116	$1,416,415

Note 5 – Redemption Fee

Previously, the Fund may have imposed a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase. Effective November 1, 2017, the Fund no longer charges a redemption fee. For the year ended October 31, 2018, the Fund received a redemption fee of $136 from a transaction prior to November 1, 2017.

Note 6 – Investment Transactions

For the six months ended April 30, 2019, purchases and sales of investments, excluding short-term investments, were $29,263,249 and $24,112,178, respectively. Proceeds from securities sold short and cover short securities were $2,710,585 and $9,924,196, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2019, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares, payable to IMST Distributors, LLC. The Institutional Class does not pay any distribution fees.

For the six months ended April 30, 2019, distribution fees incurred with respect to Investor Class shares are disclosed on the Statement of Operations.

Cedar Ridge Unconstrained Credit Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Cedar Ridge Unconstrained Credit Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total

Assets
Investments
Bank Loans	$-	$-	$-	$-
Common Stocks
Energy	3,269	27,912	-	31,181
Corporate Bonds
Communications	-	4,730,875	-	4,730,875
Consumer Discretionary	-	3,244,481	-	3,244,481
Consumer Staples	-	1,700,000	-	1,700,000
Energy	-	5,191,000	-	5,191,000
Financials	-	2,633,633	-	2,633,633
Industrials	-	2,637,937	-	2,637,937
Materials	-	1,906,337	-	1,906,337
Technology	-	932,500	-	932,500
Utilities	-	1,571,846	-	1,571,846
Municipal Bonds*	-	81,984,708	-	81,984,708
Rights	-	-	12,673	12,673
Warrants	-	-	-	-
Short-Term Investments	4,449,094	-	-	4,449,094
Total Investments	$4,452,363	$106,561,229	$12,673	$111,026,265

Liabilities
Securities Sold Short
Corporate Bonds*	$-	$17,254,450	$-	$17,254,450
U.S. Treasury Securities	-	18,870,189	-	18,870,189
Total Investments	$-	$36,124,639	$-	$36,124,639

*	All municipal bonds held long, and corporate bonds held short in the Fund are Level 2 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.
**	The Fund held level 3 securities valued at zero at period end.

Cedar Ridge Unconstrained Credit Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Beginning balance October 31, 2018	$-

Transfers into Level 3 during the period	12,673
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	-
Net purchases	-
Net sales	-
Payment-in-kind interest	-
Principal paydown	-
Return of capital distribution	-
Balance as of April 30, 2019	$12,673

The Fund held level 3 securities valued at zero at period end.

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2019:

	Fair Value April 30, 2019	Valuation Methodologies	Unobservable Input(1)	Impact to Valuation from an Increase in Input(2)
Bank Loans	$-	Estimated Recovery Proceeds	Expected Remaining Distributions	Increase
Corporate Bonds	-	Estimated Recovery Proceeds	Expected Remaining Distributions	Increase
Rights	12,673	Estimated Recovery Proceeds	Expected Remaining Distributions	Increase
Warrants	-	Estimated Recovery Proceeds	Expected Remaining Distributions	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Cedar Ridge Unconstrained Credit Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

Note 11 – Reorganization Information

On March 28, 2019, the Board approved an Agreement and Plan of Reorganization (the “Plan”) providing for the reorganization of the Cedar Ridge Unconstrained Credit Fund (the “Acquired Fund”), a series of the Trust, into the Shelton Tactical Credit Fund (the “Acquiring Fund”), an existing series of SCM Trust. The reorganization of the Acquired Fund is subject to approval by its shareholders.

The Acquiring Fund has a similar investment objective, the same principal investment strategies, and similar investment policies as the Acquired Fund. The Acquired Fund’s current investment advisor, Shelton Capital Management (“Shelton”), also advises the Acquiring Fund, and will continue to do so after the reorganization. In addition, the current members of the portfolio management team, each of whom has been a portfolio manager for the Acquired Fund since its inception, are also members of the portfolio management team responsible for the day- to-day management of the Acquiring Fund, and will continue to be after the reorganization.

The Plan provides for the Acquired Fund to transfer all of its assets to the Acquiring Fund in return for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the Acquired Fund’s liabilities. Shareholders of the Acquired Fund will become shareholders of the Acquiring Fund, receiving shares of the Acquiring Fund equal in value to the shares of the Acquired Fund held by the shareholders prior to the reorganization. The reorganization is not expected to result in the recognition of gain or loss by the Acquired Fund or its shareholders for federal tax purposes. The Acquiring Fund will bear a specific amount of the costs related to the reorganization and Shelton has agreed to be bear the remainder of those costs.

The Fund’s shareholders approved the Plan at a meeting held on June 19, 2019. The results of the shareholders meeting are reported in Note 12.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

At a meeting held on June 19, 2019, shareholders of the Fund approved the New Advisory Agreement between the Trust and Shelton Capital Management. The percentage of share outstanding and entitled to vote that were present by proxy was 58.41%. The number of shares voted were as follows:

For	Against	Abstain	Total
3,538,931	45,036	443,300	4,027,267

At the same shareholder meeting, shareholders of the Fund also approved the reorganization of the Fund into the Shelton Tactical Credit Fund. The percentage of share outstanding and entitled to vote that were present by proxy was 58.41%. The number of shares voted were as follows:

For	Against	Abstain	Total
3,535,553	47,700	444,014	4,027,267

Cedar Ridge Unconstrained Credit Fund

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2019 (Unaudited)

At the close of business on June 21, 2019, the Fund reorganized into the Shelton Tactical Credit Fund.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Cedar Ridge Unconstrained Credit Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreements

At an in-person meeting held on January 24, 2019, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Cedar Ridge Partners, LLC (the “Investment Advisor”) with respect to the Cedar Ridge Unconstrained Credit Fund series of the Trust (the “Fund”) for an additional one-year term from when it otherwise would expire. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of the Fund and its shareholders.

At the same meeting, the Board, including the Independent Trustees, unanimously approved a new advisory agreement (the “New Advisory Agreement”) between the Trust and Shelton Capital Management (“Shelton”) with respect to the Fund, in connection with the pending acquisition of the Investment Advisor by Shelton (the “Transaction”). Under the 1940 Act, the closing of the Transaction would result in a change of control of the Investment Advisor and the automatic termination of the then-existing Advisory Agreement. The New Advisory Agreement is identical in all material respects to the Advisory Agreement, except that the New Advisory Agreement would be effective for 150 days from the date of the closing of the Transaction, unless approved by the shareholders of the Fund, in which case the New Advisory Agreement would remain in effect for an initial two-year period. The Board approved the New Advisory Agreement subject to the approval of the Fund’s shareholders, and Shelton began providing services to the Fund under the New Advisory Agreement on January 25, 2019, upon the closing of the Transaction. The Fund’s shareholders approved the New Advisory Agreement as well as the reorganization of the Fund into the Shelton Tactical Credit Fund (the “Tactical Fund”), an existing series of SCM Trust, at a meeting of shareholders held on June 19, 2019. The reorganization of the Fund is expected to take effect in the second quarter of 2019.

In approving renewal of the Advisory Agreement and approving the New Advisory Agreement, the Board, including the Independent Trustees, determined that each such approval was in the best interests of the Fund and its shareholders.

Advisory Agreement

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co- administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Fund; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Fund; reports comparing the performance of the Fund with returns of the Bloomberg Barclays U.S. Aggregate Bond Index and a group of comparable funds (the “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s Long-Short Credit fund universe (the “Fund Universe”) for the one- and three-year periods ended October 31, 2018; and reports comparing the investment advisory fee and total expenses of the Fund with those of the Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

Cedar Ridge Unconstrained Credit Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the performance results of the Fund, the meeting materials indicated that the Fund’s annualized total returns for the one- and three-year periods were higher than the Peer Group and Fund Universe median returns, as well as the Bloomberg Barclays U.S. Aggregate Bond Index returns. The Fund had a 5-star ranking from Morningstar in 2016, a 4-star ranking in 2017, and a 5-star ranking for the period from January 1, 2018, through October 31, 2018.

The Board also considered the overall quality of services provided by the Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund, and the commitment of the Investment Advisor to the maintenance and growth of the Fund’s assets. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure and compliance procedures. The Board also noted the pending Transaction and that the Fund’s portfolio management team would continue to manage the Fund as employees of Shelton after the Transaction closed. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio

With respect to the advisory fee paid by the Fund, the meeting materials indicated that the annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median and slightly higher than the Fund Universe median by 0.025%. The Trustees noted that the Fund’s advisory fee was lower than the fee charged by the Investment Advisor to manage a private investment fund using similar strategies as the Fund, which private fund pays a performance-based fee in addition to an asset-based fee.

The meeting materials also indicated that the annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group and Fund Universe medians by 0.04% and 0.14%, respectively. The Trustees noted the Investment Advisor’s observation that the Fund’s gross expense ratio is high on a relative basis as a result of the inclusion of certain expenses, including short sale interest costs, but that the Fund’s net expense ratio is in line with the Peer Group median.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to the Fund for the year ended October 31, 2018, noting that the Investment Advisor had waived a portion of its advisory fee and had not realized a profit with respect to the Fund.

Cedar Ridge Unconstrained Credit Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, other than the receipt of its investment advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

New Advisory Agreement

Background

In considering the New Advisory Agreement, the Board reviewed information about the organization and financial condition of Shelton; information regarding the background, experience, and compensation structure of relevant Shelton personnel who would be providing services to the Fund; information about Shelton’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of Shelton’s overall relationship with the Fund; information regarding the performance of the Fund and of the Tactical Fund, which has similar investment objectives and strategies as those of the Fund, for the one- and three-year periods ended October 31, 2018, compared to the returns of the Fund Universe, the Peer Group, and the Bloomberg Barclays U.S. Aggregate Bond Index; and information on Shelton’s proposed advisory fee and the Fund’s estimated total expenses. The Trustees considered that no changes to the Fund’s advisory fee or expense caps were being proposed in connection with the Transaction, and that Shelton did not expect that the Transaction would result in any change in the day-to-day management of the Fund, the advisory personnel responsible for managing the Fund, or the objectives or strategies of the Fund. The Board received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the New Advisory Agreement. No representatives of Shelton were present during the Board’s consideration of the New Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the New Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

In considering the nature, extent, and quality of the services proposed to be provided by Shelton, the Board reviewed the services to be provided and the qualifications, experience, and responsibilities of the personnel of Shelton who would be involved in the activities of the Fund. The Board noted that the same portfolio managers who currently managed the Fund as employees of the Investment Advisor would continue to manage the Fund as employees of Shelton after the Transaction. The Board also reviewed information set forth in Shelton’s Form ADV, which provided information about the firm, its management, and its business activities and affiliations. The Board also considered the overall quality of the organization and operations of Shelton, as well as its compliance structure and compliance procedures. In reviewing the Fund’s and the Tactical Fund’s performance, the Board noted that the meeting materials indicated that each of the Fund and the Tactical Fund had outperformed the median returns of the Peer Group and the Fund Universe, as well as the returns of the Bloomberg Barclays U.S. Aggregate Bond Index, over the one- and three-year periods.

Cedar Ridge Unconstrained Credit Fund

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, Shelton would have the capabilities, resources, and personnel necessary to manage the Fund, and that Shelton would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board also reviewed information regarding Shelton’s proposed advisory fee and the Fund’s total expenses. The meeting materials indicated that Shelton’s proposed advisory fee is the same as the advisory fee that the Investment Advisor currently charges the Fund under the Advisory Agreement. The Trustees considered that the proposed advisory fee is lower than the fee that Shelton charges the Tactical Fund. With respect to total expenses, the Board noted that Shelton had agreed to reimburse expenses incurred by the Fund until May 1, 2019, subject to certain exceptions, to the extent total annual fund operating expenses exceed 1.39% and 1.64% for Institutional Class and Investor Class shares, respectively, which were the same levels at which the Investment Advisor had previously agreed to limit those classes’ total expenses.

The Board and the Independent Trustees concluded that the proposed compensation payable to Shelton under the New Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by Shelton to the Fund.

Profitability and Economies of Scale

The Board next reviewed the estimated profitability to Shelton of its relationship with the Fund for the first year. The Board observed that Shelton anticipated waiving a portion of its advisory fee with respect to the Fund, and considered that Shelton did not anticipate it would realize a profit with respect to the Fund in the first year. The Board noted that the potential benefits received by Shelton as a result of its relationship with the Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of Shelton’s compliance program, the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the New Advisory Agreement does not provide for any advisory fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the New Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the New Advisory Agreement.

Cedar Ridge Unconstrained Credit Fund

EXPENSE EXAMPLE

For the Six Months Ended April 30, 2019 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Investor Class shares; and (2) ongoing costs, including management fees; distribution fees (Investor Class shares only) and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/18	4/30/19	11/1/18 – 4/30/19
Investor Class
Actual Performance	$ 1,000.00	$ 1,012.30	$ 22.21
Hypothetical (5% annual return before expenses)	1,000.00	1,002.72	22.10
Institutional Class
Actual Performance	1,000.00	1,012.60	20.96
Hypothetical (5% annual return before expenses)	1,000.00	1,003.96	20.87

*	Expenses are equal to the Fund’s annualized expense ratios of 4.45% and 4.20% for Investor Class and Institutional Class, respectively, multiplied by the average account values over the period, multiplied by 181/365. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Cedar Ridge Unconstrained Credit Fund

A series of Investment Managers Series Trust II

Investment Advisor

Shelton Capital Management

1875 Lawrence Street, Suite 300

Denver, Colorado 80202

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Cedar Ridge Unconstrained Credit Fund - Investor Class	CRUPX	461 41T 208
Cedar Ridge Unconstrained Credit Fund - Institutional Class	CRUMX	461 41T 109

Privacy Principles of the Cedar Ridge Unconstrained Credit Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Cedar Ridge Unconstrained Credit Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (855) 550-5090 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (855) 550-5090 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (855) 550- 5090. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (855) 550-5090.

Cedar Ridge Unconstrained Credit Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (855) 550-5090

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	7/09/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	7/09/2019

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	7/09/2019